INTANGIBLE AND OTHER ASSETS (Schedule of Amortization Expenses and Impairments) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Cost additions include capitalization of salary and employee related expenses	₪ 41	₪ 44	₪ 57